Employee Benefit Plans - Schedule of Changes in Projected Benefit Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Domestic plan [member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	$ 384		$ 381
Service cost	0		0
Interest cost	12		12
Prior service cost	0		0
Actuarial loss (gain)	(14)		16
Settlements and curtailments	(2)		(1)
Effect of foreign exchange rates	0		0
Benefits paid	(23)		(24)
Benefit obligation at end of year	357		384
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	306		267
Actual return on plan assets, net of expenses	(23)		43
Employer contributions	16		21
Settlements	(2)		(1)
Effect of foreign exchange rates	0		0
Benefits paid	(23)		(24)
Fair value of plan assets at end of year	274		306
Funded status at end of year (underfunded)	(83)		(78)
Defined benefit plan, accumulated benefit obligation	357		384
U.K. plan [member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	443		404
Service cost	3		2
Interest cost	9		10
Prior service cost	4	[1]	0
Actuarial loss (gain)	(39)		4
Settlements and curtailments	0		0
Effect of foreign exchange rates	(25)		40
Benefits paid	(20)		(17)
Benefit obligation at end of year	375		443
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	386		336
Actual return on plan assets, net of expenses	(14)		24
Employer contributions	10		9
Settlements	0		0
Effect of foreign exchange rates	(22)		34
Benefits paid	(20)		(17)
Fair value of plan assets at end of year	340		386
Funded status at end of year (underfunded)	(35)		(57)
Defined benefit plan, accumulated benefit obligation	375		443
International plans [member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	86		81
Service cost	2		1
Interest cost	2		1
Prior service cost	0		0
Actuarial loss (gain)	0		3
Settlements and curtailments	(1)		0
Effect of foreign exchange rates	(1)		4
Benefits paid	(5)		(4)
Benefit obligation at end of year	83		86
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	65		58
Actual return on plan assets, net of expenses	(1)		6
Employer contributions	4		4
Settlements	0		0
Effect of foreign exchange rates	0		1
Benefits paid	(5)		(4)
Fair value of plan assets at end of year	63		65
Funded status at end of year (underfunded)	(20)		(21)
Defined benefit plan, accumulated benefit obligation	$ 83		$ 86

[1]	Relates to U.K. pension equalization requirements.